Taxation - Schedule of Taxation (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Schedule of Taxation [Abstract]
Income tax expense
Deferred tax expense (benefit)	(771)		1,019	6,429
Income tax expenses/ (benefits)	$ (771)	$ (24)	$ 1,019	$ 6,429